Share capital and reserves - Ordinary Shares Narrative (Details) € / shares in Units, $ / shares in Units, € in Millions															1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2017 shares	Sep. 11, 2017 EUR (€) shares	Sep. 11, 2017 USD ($) shares	Jun. 19, 2017 USD ($) shares $ / shares	Jun. 12, 2017 EUR (€) € / shares shares	Jun. 12, 2017 USD ($) shares	Jun. 16, 2016 USD ($) shares	Jan. 12, 2016 $ / shares shares	Dec. 07, 2015 USD ($)	Nov. 27, 2015 shares	Nov. 02, 2015 shares	Jul. 08, 2015 shares	Jun. 01, 2015 shares	May 26, 2015 shares	Jun. 30, 2017 shares	Jul. 31, 2016 $ / shares shares	Sep. 30, 2015 shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Mar. 31, 2015 EUR (€)	Sep. 11, 2017 $ / shares	Jun. 12, 2017 $ / shares	Jun. 09, 2017	Aug. 01, 2016 shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)																	121,500,000
Share dividend issued (in shares)								3,600,000
Share price (in dollars per share) | $ / shares																$ 8.98
Share price (in dollars per share) | (per share)					€ 9.60																		$ 10.75
Share price discount																								25.00%
Payments to acquire or redeem entity's shares					€ 93.9	$ 105,100,000												€ 0.0	€ 177.6	€ 0.0	€ 0.0
Listing and share transaction costs | €																		€ 13.3	€ 13.8	€ 13.3
Restricted Shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)																23,212
Exercise price (in dollars per share) | $									$ 11.50
Key management personnel
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)										13,104
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)															46,296	23,212
Share price (in dollars per share) | $ / shares				$ 14.38												$ 8.98
Exercise price (in dollars per share) | $				$ 14.38			$ 8.98		$ 11.50
Number of shares vested				55,680			34,780
Shares paid for tax withholding for share based compensation				9,384			11,568
Iglo
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)													13,700,000
Findus
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)											8,400,000
Private Placement
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)												15,400,000		75,700,000
Warrant
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)																	16,700,000
Secondary Public Offering By Selling Shareholders
Disclosure of classes of share capital [line items]
Number of shares sold		33,333,334	33,333,334
Sale of stock, price per share (in dollars per share) | $ / shares																						$ 14.16
Secondary Public Offering By Selling Shareholders Sold To Public
Disclosure of classes of share capital [line items]
Number of shares sold		26,269,691	26,269,691
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)								13,700,000											0	3,700,000
Share dividend issued (in shares)	8,705,890							3,620,510
Share price (in dollars per share) | $ / shares								$ 10.00
Number of shares outstanding																		178,400,000	165,291,546	182,100,000					182,088,622
Shares repurchased and canceled					9,779,729	9,779,729													16,800,000
Ordinary shares | Secondary Public Offering By Selling Shareholders
Disclosure of classes of share capital [line items]
Shares repurchased and canceled		7,063,643	7,063,643
Payments to acquire or redeem entity's shares		€ 83.2	$ 100,000,000
Listing and share transaction costs | €		€ 0.5